STOCK-BASED COMPENSATION - ADDITIONAL INFORMATION (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2015 USD ($) years $ / shares shares	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares
Key manager stock option awards granted since September 2002, life (years) | years	10
Key manager stock option awards granted from July 1998 through August 2002, life (years) | years	15
Shares of common stock authorized for issuance | shares	185
Shares of common stock available for grant | shares	156
Stock-based compensation expense for stock option grants	$ 223	$ 246	$ 249
Total compensation cost for restricted stock, RSUs and other stock-based grants	114	114	97
Recognized income tax benefit for these stock-based compensation arrangements	$ 109	$ 127	$ 96
Weighted average grant-date fair value of options granted | $ / shares	$ 9.38	$ 10.01	$ 8.19
Total intrinsic value of options exercised	$ 1,814	$ 1,152	$ 1,759
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	241	319	352
Cash received from options exercised	2,631	1,938	3,294
Tax benefit realized for the tax deductions from option exercises	519	338	575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	79	$ 95	$ 51
Employee Stock Option [Member]
Compensation cost that has not yet been recognized related to stock awards	$ 205
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years | years	1.9
Restricted Stock, RSUs and PSUs [Member]
Compensation cost that has not yet been recognized related to stock awards	$ 197
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years | years	2.9